REVENUE RECOGNITION (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue	$ 291,230	$ 208,362
Remaining performance obligations from contracts with customers	$ 767,789